INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Equity Method Ownership Percentage (Details)	Dec. 31, 2021	Dec. 31, 2020
The Fresh Connection LLC
Schedule of Equity Method Investments [Line Items]
Ownership Interest	50.00%	50.00%
2451487 Ontario Inc.
Schedule of Equity Method Investments [Line Items]
Ownership Interest	50.00%	50.00%
2451490 Ontario Inc.
Schedule of Equity Method Investments [Line Items]
Ownership Interest	50.00%	50.00%
Frankort & Koning Beheer Venlo BV
Schedule of Equity Method Investments [Line Items]
Ownership Interest	50.00%	50.00%
Frutas IRU S.A.
Schedule of Equity Method Investments [Line Items]
Ownership Interest	50.00%	50.00%
Exportadora y Servicios El Parque Limitada
Schedule of Equity Method Investments [Line Items]
Ownership Interest	50.00%	50.00%
Steglinge AB
Schedule of Equity Method Investments [Line Items]
Ownership Interest	50.00%	50.00%
Vezet Convenience Nordic AB
Schedule of Equity Method Investments [Line Items]
Ownership Interest	50.00%	50.00%
Fruity Line Nordic AB
Schedule of Equity Method Investments [Line Items]
Ownership Interest	50.00%	50.00%
Bananera Tepeyac, S.A
Schedule of Equity Method Investments [Line Items]
Ownership Interest	50.00%	0.00%
Delica North America Inc
Schedule of Equity Method Investments [Line Items]
Ownership Interest	50.00%	50.00%
African Blue
Schedule of Equity Method Investments [Line Items]
Ownership Interest	10.00%	10.00%
Peviani SpA
Schedule of Equity Method Investments [Line Items]
Ownership Interest	0.00%	50.00%
DFC Holdings LLC
Schedule of Equity Method Investments [Line Items]
Ownership Interest	0.00%	45.00%